Issued share capital and other reserves	12 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [abstract]
Issued share capital and other reserves	Issued share capital and other reserves
As of each of December 31, 2024, 2023, and 2022, the authorized and subscribed share capital was comprised of 403,067,339 shares, at a par value €0.000625 each. As at December 31, 2024, 2023, and 2022, the Company had 207,475,133, 201,343,630, and 196,858,811 ordinary shares issued and fully paid, respectively.
The Group has incentive stock plans under which options and restricted stock to subscribe to the Company’s share capital have been granted to certain directors and employees. Options exercised or restricted stock vesting under these plans are settled via either the issuance of new shares or issuance of shares from treasury.
Our shareholders have authorized the issuance of up to 1,400,000,000 beneficiary certificates to shareholders of the Company without reserving to our existing shareholders a preemptive right to subscribe for the beneficiary certificates issued in the future. Pursuant to our articles of association, our beneficiary certificates may be issued at a ratio of between one and 20 beneficiary certificates per ordinary share as determined by our board of directors or its delegate at the time of issuance. We have issued ten beneficiary certificates per ordinary share issued by us and held of record to entities beneficially owned by our founders, Daniel Ek and Martin Lorentzon, for a total of 324,732,980 and 343,841,690 beneficiary certificates outstanding as of December 31, 2024 and 2023, respectively. The beneficiary certificates carry no economic rights and are issued to provide the holders of such certificates additional voting rights. Each beneficiary certificate entitles its holder to one vote. The beneficiary certificates, subject to certain exceptions, are non-transferable and shall be automatically canceled for no consideration in the case of sale or transfer of the ordinary share to which they are linked.
On August 23, 2021, the Company issued, for €31 million, warrants to acquire 800,000 ordinary shares to Mr. Ek, through D.G.E. Investments Limited. The exercise price of each warrant was US $281.63, which was equal to 1.3 times the fair market value of ordinary shares on the date of issuance. On July 25, 2024, the Company issued 118,891 ordinary shares and 1,188,910 beneficiary certificates to Mr. Ek through D.G.E. Investments Limited upon the net settlement of the 800,000 warrants that were granted on August 23, 2021.
On August 20, 2021, the Company announced that the board of directors had approved a program to repurchase up to $1.0 billion of the Company’s ordinary shares. Repurchases of up to 10,000,000 of the Company’s ordinary shares were authorized at the Company’s general meeting of shareholders on April 21, 2021. The repurchase program will expire on April 21, 2026. Since the commencement of this repurchase program, the Company repurchased 469,274 shares for €91 million under this program. There were no repurchases for the year ended December 31, 2024.
No dividends were paid during the year or are proposed.
All outstanding shares have equal rights to vote at general meetings.
For the years ended December 31, 2024 and 2023, the Company repurchased, in total, 6,000,000 and 4,450,000 of its own ordinary shares, respectively, and reissued 6,569,517 and 3,815,301 treasury shares, respectively, upon the exercise of stock options, restricted stock units, and contingently issuable shares. As of December 31, 2024 and 2023, the Company had 3,630,724 and 4,200,241 ordinary shares held as treasury shares, respectively.
Other reserves

	2024	2023	2022
	(in € millions)
Currency translation
At January 1	63	100	17
Currency translation	87	(37)	83
At December 31	150	63	100
Short term investments
At January 1	(4)	(18)	(3)
(Losses)/gains on fair value that may be subsequently reclassified to consolidated statement of operations	(7)	11	(23)
Losses reclassified to consolidated statement of operations	3	7	4
Deferred tax	1	(4)	4
At December 31	(7)	(4)	(18)
Long term investments
At January 1	224	161	(26)
Gains on fair value not to be subsequently reclassified to consolidated statement of operations	415	76	212
Losses on sale of long term investment reclassified to accumulated deficit	—	3	2
Tax effect of gains on sale of long term investment reclassified to accumulated deficit	—	—	(5)
Deferred tax	(86)	(16)	(22)
At December 31	553	224	161
Exchangeable Notes
At January 1	(7)	3	—
(Losses)/gains on fair value attributable to changes in credit risk	(8)	(14)	4
Deferred tax	2	4	(1)
At December 31	(13)	(7)	3
Cash flow hedges
At January 1	(3)	10	(4)
(Losses)/gains on fair value that may be subsequently reclassified consolidated statement of operations	(10)	(2)	4
Losses/(gains) reclassified to revenue	28	(44)	32
(Gains)/losses reclassified to cost of revenue	(20)	30	(20)
Deferred tax	—	3	(2)
At December 31	(5)	(3)	10
Share-based compensation
At January 1	1,539	1,265	869
Share-based compensation (Note 17)	268	322	385
Income tax impact associated with share-based compensation (Note 8)	359	23	51
Restricted stock units withheld for employee taxes	(137)	(71)	(40)
At December 31	2,029	1,539	1,265
Other reserves at December 31	2,707	1,812	1,521
Currency translation reserve comprises foreign exchange differences arising from the translation of the financial statements of foreign operations into the reporting currency.
Short term investment reserve recognizes the unrealized fair value gains and losses on debt instruments held at fair value through Other Comprehensive Income (“OCI”).
Long term investment reserve recognizes the unrealized fair value gains and losses on equity instruments held at fair value through OCI.
Exchangeable Notes reserve recognizes the change in fair value gains and losses that is attributable to changes in the Issuer’s own credit risk on Exchangeable Notes, which are designated at fair value through profit and loss.
Cash flow hedge reserve recognizes the unrealized gains and losses on the effective portion of foreign exchange forward contracts designated for hedging.
The share-based compensation reserve is used to record the value of equity-settled awards as they vest with employees and directors. For further details, please see Note 17.